TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
TRADE AND OTHER PAYABLES [Abstract]
Trade creditors	$ 2,596	$ 7,597
Retainage	1,597	2,240
Accrued expenses	835	55
Trade and other payables	$ 5,028	$ 9,892